Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income	$ 1,286	$ 641
Items not involving current cash flows	1,642	1,776
Profit loss after adjustment of non cash items	2,928	2,417
Changes in operating assets and liabilities	221	(322)
Cash provided from operating activities	3,149	2,095
INVESTMENT ACTIVITIES
Acquisitions	(1,504)	(3)
Fixed asset additions	(2,500)	(1,681)
Increase in investments, other assets and intangible assets	(562)	(455)
Increase in public and private equity investments	(11)	(29)
Proceeds from dispositions	122	124
Net cash (outflow) inflow from disposal of facilities	(48)	6
Cash used for investing activities	(4,503)	(2,038)
FINANCING ACTIVITIES
Issues of debt	2,083	54
Increase in short-term borrowings	487	11
Repayments of debt	(644)	(456)
Issue of Common Share on exercise of stock options	20	8
Tax withholdings on vesting of equity awards	(11)	(15)
Repurchase of Common Shares	(13)	(780)
Contributions to subsidiaries by non-controlling interests	11	5
Dividends paid to non-controlling interests	(74)	(46)
Dividends	(522)	(514)
Cash provided from (used for) financing activities	1,337	(1,733)
Effect of exchange rate changes on cash and cash equivalents	(19)	(38)
Net decrease in cash, cash equivalents during the year	(36)	(1,714)
Cash and cash equivalents, beginning of year	1,234	2,948
Cash and cash equivalents, end of year	$ 1,198	$ 1,234